United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2010

Date of Reporting Period: 11/30/2010

Item 1.                      Reports to Stockholders

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares
(Effective December 31, 2010, the Fund's Class K Shares will be redesignated as Class R Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.42	0.50	0.51	0.50	0.47
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.31	1.16	(0.89)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.73	1.66	(0.38)	0.57	0.62
Less Distributions:
Distributions from net investment income	(0.43)	(0.49)	(0.52)	(0.51)	(0.47)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	6.78%	17.28%	(3.78)%	5.53%	6.10%
Ratios to Average Net Assets:
Net expenses	0.90%	0.89%	0.89%	0.89%	0.93%
Net investment income	3.86%	4.53%	4.88%	4.76%	4.36%
Expense waiver/reimbursement[2]	0.11%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,939,566	$991,255	$257,234	$213,721	$137,545
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.36	0.44	0.45	0.44	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.31	1.16	(0.89)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.67	1.60	(0.44)	0.51	0.57
Less Distributions:
Distributions from net investment income	(0.37)	(0.43)	(0.46)	(0.45)	(0.42)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	6.20%	16.64%	(4.30)%	4.97%	5.55%
Ratios to Average Net Assets:
Net expenses	1.45%	1.43%	1.43%	1.43%	1.45%
Net investment income	3.32%	4.05%	4.32%	4.19%	3.79%
Expense waiver/reimbursement[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,734	$39,972	$29,278	$32,126	$38,825
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.36	0.44	0.46	0.45	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.31	1.17	(0.90)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.67	1.61	(0.44)	0.52	0.57
Less Distributions:
Distributions from net investment income	(0.37)	(0.44)	(0.46)	(0.46)	(0.42)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	6.23%	16.68%	(4.27)%	5.01%	5.60%
Ratios to Average Net Assets:
Net expenses	1.42%	1.41%	1.40%	1.39%	1.40%
Net investment income	3.35%	4.03%	4.37%	4.24%	3.85%
Expense waiver/reimbursement[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,391	$129,779	$49,250	$43,205	$40,763
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.41	0.47	0.49	0.47	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.30	1.17	(0.90)	0.08	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.71	1.64	(0.41)	0.55	0.60
Less Distributions:
Distributions from net investment income	(0.41)	(0.47)	(0.49)	(0.49)	(0.45)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	6.56%	17.02%	(3.99)%	5.30%	5.91%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.11%	0.11%	1.10%
Net investment income	3.67%	4.36%	4.67%	4.55%	4.22%
Expense waiver/reimbursement[2]	0.07%	0.08%	0.17%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,762	$186,638	$100,899	$81,501	$46,497
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.00	$4.61
Class B Shares	$1,000	$1,040.20	$7.52
Class C Shares	$1,000	$1,040.30	$7.31
Class K Shares	$1,000	$1,042.00	$5.63
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.56	$4.56
Class B Shares	$1,000	$1,017.70	$7.44
Class C Shares	$1,000	$1,017.90	$7.23
Class K Shares	$1,000	$1,019.55	$5.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.47%
Class C Shares	1.43%
Class K Shares	1.10%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2010, was 6.78% for Class A Shares, 6.20% for Class B Shares, 6.23% for Class C Shares and 6.56% for Class K Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index (BCAB),1 a broad-based securities market index, was 6.02% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCAB.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) the selection of individual securities within each sector.

For purposes of the following, the discussion will focus on the performance of the Fund's Class A Shares.

Market Overview

Over the reporting period, economic and market conditions proved favorable for the Fund's shareholders. The U.S. economy exhibited a consistently positive growth pattern for Gross Domestic Product2 and the collection of emerging economies grew very strongly, which helped the U.S. stay out of recession. Additionally, corporate earnings grew on a year-over-year basis, resulting in the corporate bond sectors outperforming comparable maturity U.S. Treasury securities. Lastly, and very importantly, the Federal Reserve communicated its intent to maintain interest rates (“Fed Funds”) at a historically low level. As a result, Treasury market yields fell for all maturity points from 2 years to 30 years, thus creating further price appreciation for high-quality bond investors.

1	The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Gross Domestic Product: A broad gauge of the economy that measures the retail value of goods and services produced in the United States.

Annual Shareholder Report

Sector

Sector allocation was a significant positive contributor to performance relative to the BCAB. The Fund continually added to its small but growing position in high-yield bonds,3 among the single best performing of all bond sectors. Additionally, the Fund maintained a lesser overweight position in the investment-grade corporate bond sector, while maintaining a year-long underweight position in U.S. mortgage securities,4 which represented among the worst of all bond sectors.

Security Selection

Overall security selection contributed to Fund performance, although individual positions both added and subtracted from performance. On the positive side, a number of the Fund's positions in commercial mortgage-backed securities significantly outperformed the market at large. On the negative side, the Fund held (as a single security) an investment-grade credit derivative position that had the effect of reducing exposure to investment-grade corporate bonds. Thus, the derivative position fell in value. The Fund also held an overweight position in the U.S. 10-year maturity Treasury position, which fell in value as interest rates rose late in the reporting period.5

3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class A Shares) (the “Fund”) from August 16, 2001 (start of performance) to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2010
1 Year	1.96%
5 Years	5.19%
Start of Performance (8/16/2001)	4.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class B Shares) (the “Fund”) from August 3, 2001 (start of performance) to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2010
1 Year	0.70%
5 Years	5.28%
Start of Performance (8/3/2001)	5.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT – CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class C Shares) (the “Fund”) from August 2, 2001 (start of performance) to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns[3] for the Period Ended 11/30/2010
1 Year	5.23%
5 Years	5.64%
Start of Performance (8/2/2001)	5.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the 1.00% contingent deferred sales charge, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The graph below illustrates the hypothetical investment of $10,0001,2 in Federated Total Return Bond Fund (Class K Shares) (the “Fund”) from November 30, 2000 to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)3 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).3

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	6.56%
5 Years	5.95%
10 Years	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The Fund's Class K Shares commenced operations on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares.
3	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	43.9%
U.S. Treasury and Agency Securities	26.9%
Mortgage-Backed Securities[3]	18.7%
Collateralized Mortgage Obligations	7.1%
Trade Finance Agreements	0.8%
Asset-Backed Securities	0.6%
Municipal Securities	0.1%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	10.5%
Other Security Types[7]	0.1%
Cash Equivalents[8]	4.2%
Other Assets and Liabilities — Net[9]	(12.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

Portfolio of Investments

November 30, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 34.0%
		Basic Industry — Chemicals – 0.5%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,302,332
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,393,279
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	379,482
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,339,354
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	5,076,342
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,842,578
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,069,533
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,924,468
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,556,452
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,335,064
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,037,942
		TOTAL	40,256,826
		Basic Industry — Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	717,344
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,468,698
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	925,337
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,968,034
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,250,827
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,500,043
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,320,754
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,228,047
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,672,813
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,685,938
14,320,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	18,058,672
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,718,066
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,267,828
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	459,724
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,714,368
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,253,046
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,911,162
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,424,149
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,981,229
Annual Shareholder Report

Principal Amount or Shares			Value
$2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,879,536
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,843,337
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,284,625
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,700,973
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,271,673
		TOTAL	107,506,223
		Basic Industry — Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	604,560
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,155,046
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,041,912
304,000		Westvaco Corp., 7.65%, 3/15/2027	317,574
2,250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,333,110
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,960,032
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,270,371
		TOTAL	32,682,605
		Capital Goods — Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	661,389
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,389,723
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,363,552
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,900,632
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,219,375
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,345,178
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,115,409
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,711,304
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,095,513
		TOTAL	24,802,075
		Capital Goods — Building Materials – 0.2%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,594,338
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,201,633
		TOTAL	17,795,971
		Capital Goods — Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,864,510
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	72,108
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	540,859
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,719,266
		TOTAL	9,196,743
Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods — Diversified Manufacturing – 0.8%
$2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,184,119
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,069,765
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,265,596
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,692,000
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,038,331
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,369,983
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,449,509
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,194,580
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,063,595
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,833,697
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,356,684
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,953,338
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,485,575
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,895,636
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,092,124
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,191,465
		TOTAL	57,135,997
		Capital Goods — Environmental – 0.2%
6,360,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,119,781
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,425,307
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,876,035
		TOTAL	14,421,123
		Capital Goods — Packaging – 0.1%
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,481,728
		Communications — Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	209,598
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,786,511
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,567,908
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,737,092
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,992,845
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,379,295
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,201,670
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,444,079
Annual Shareholder Report

Principal Amount or Shares			Value
$3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,656,766
		TOTAL	41,975,764
		Communications — Media Noncable – 0.5%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,360,626
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,183,640
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	291,042
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,756,605
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	6,981,782
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	2,053,789
1,000,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	1,154,184
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,216,961
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,577,825
		TOTAL	35,576,454
		Communications — Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,434,910
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,918,606
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,717,486
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,371,616
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,424,943
		TOTAL	35,867,561
		Communications — Telecom Wirelines – 1.2%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,271,961
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,785,522
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,079,653
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	6,305,455
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,976,709
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,695,254
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,926,142
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,120,973
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,411,147
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,609,209
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,922,940
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,100,469
		TOTAL	93,205,434
Annual Shareholder Report

Principal Amount or Shares			Value
		Consumer Cyclical — Automotive – 1.1%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	5,014,954
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,249,804
25,920,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	29,599,206
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,237,347
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,001,064
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,485,424
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,248,114
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,960,677
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	10,000,965
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,260,413
		TOTAL	83,057,968
		Consumer Cyclical — Entertainment – 0.8%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	13,043,731
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,453,960
3,000,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	3,055,709
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,506,984
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,104,986
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,835,377
18,185,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	19,668,754
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,179,405
3,800,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNC, 5.70%, 7/15/2011	3,927,850
		TOTAL	60,776,756
		Consumer Cyclical — Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,091,001
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	887,453
		TOTAL	6,978,454
		Consumer Cyclical — Retailers – 0.5%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,141,326
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,725,567
619,326	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	624,247
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	517,957
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,574,885
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,421,173
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,494,800
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,902,900
Annual Shareholder Report

Principal Amount or Shares			Value
$4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,882,500
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	222,111
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,299,378
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,178,968
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	11,637,329
		TOTAL	41,623,141
		Consumer Cyclical — Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,432,098
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	215,055
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,151,234
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,209,155
		TOTAL	9,007,542
		Consumer Non-Cyclical — Food/Beverage – 1.4%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,731,008
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,696,676
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,747,193
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,659,323
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,757,495
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,867,197
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,162,578
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,928,731
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,182,401
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,080,278
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,479,768
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,911,884
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	569,418
19,208,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	20,644,701
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	124,296
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	12,614,144
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,291,651
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,580,341
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,629,413
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	851,907
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,705,384
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	208,840
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	274,540
Annual Shareholder Report

Principal Amount or Shares			Value
$3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,633,682
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,188,725
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	3,102,583
		TOTAL	108,624,157
		Consumer Non-Cyclical — Health Care – 0.6%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,172,348
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,024,355
7,700,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	7,870,270
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,502,837
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,248,484
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,888,713
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,203,041
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,633,058
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,633,179
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,017,017
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,478,998
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,851,785
		TOTAL	46,524,085
		Consumer Non-Cyclical — Pharmaceuticals – 0.5%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,608,139
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,170,834
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,410,917
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,200,329
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	483,399
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,191,051
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,353,869
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,097,107
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	795,053
		TOTAL	39,310,698
		Consumer Non-Cyclical — Products – 0.3%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,412,973
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,794,366
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,076,189
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,289,446
445,000		Snap-On, Inc., 6.25%, 8/15/2011	460,771
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,339,128
Annual Shareholder Report

Principal Amount or Shares		Value
$8,080,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	8,764,505
	TOTAL	23,137,378
	Consumer Non-Cyclical — Supermarkets – 0.2%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,697,087
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,523,092
5,060,000	Kroger Co., Note, 6.80%, 12/15/2018	6,076,438
	TOTAL	14,296,617
	Consumer Non-Cyclical — Tobacco – 0.4%
7,740,000	Altria Group, Inc., 9.25%, 8/6/2019	10,320,089
4,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	4,986,134
5,000,000	Philip Morris International, Inc., 6.875%, 3/17/2014	5,849,754
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,987,500
	TOTAL	27,143,477
	Energy — Independent – 1.1%
3,000,000	Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,923,953
3,940,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,385,908
10,000,000	Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,705,487
350,000	Canadian Natural Resources Ltd., 6.70%, 7/15/2011	362,662
1,980,000	Devon Energy Corp., 6.30%, 1/15/2019	2,389,195
11,093,000	Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	11,650,551
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,689,777
7,290,000	Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	8,278,706
1,730,000	Pemex Project Funding Master, 5.75%, 12/15/2015	1,932,194
14,700,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,754,189
3,410,000	Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	3,546,019
5,965,000	Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,441,259
1,330,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,286,709
9,510,000	XTO Energy, Inc., 6.375%, 6/15/2038	11,826,964
610,000	XTO Energy, Inc., 6.75%, 8/1/2037	791,584
	TOTAL	83,965,157
	Energy — Integrated – 0.5%
3,470,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,509,542
100,000	BP PLC, Deb., 8.75%, 3/1/2032	119,750
9,000,000	Conoco, Inc., 7.25%, 10/15/2031	11,318,992
5,000,000	Hess Corp., 7.00%, 2/15/2014	5,824,832
Annual Shareholder Report

Principal Amount or Shares			Value
$5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,268,097
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,223,863
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,237,027
194,600	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	197,866
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	390,573
		TOTAL	36,090,542
		Energy — Oil Field Services – 0.2%
4,515,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,546,242
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,229,373
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,238,287
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,252,106
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,303,564
		TOTAL	14,569,572
		Energy — Refining – 0.3%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,197,487
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,367,027
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,570,434
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	958,890
		TOTAL	21,093,838
		Financial Institution — Banking – 6.7%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,187,459
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,206,783
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,966,017
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,666,342
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,545,545
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,074,651
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,633,945
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,413,809
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,291,538
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,257,163
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,328,125
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,082,539
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,637,321
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,634,145
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,354,100
Annual Shareholder Report

Principal Amount or Shares			Value
$285,000		Capital One Capital V, 10.25%, 8/15/2039	303,169
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,577,125
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,101,926
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,753,148
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,678,482
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	22,143,909
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,241,772
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,903,884
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,597,274
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,204,522
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	62,671,583
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,338,980
2,060,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,131,386
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,110,161
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,399,437
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,075,000
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,669,028
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,627,231
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,484,352
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,637,968
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,630,173
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,086,464
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,329,638
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,724,423
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,233,370
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,061,061
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,207,611
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,319,637
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,081,856
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,879,916
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,903,343
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,853,211
2,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,018,174
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,412,670
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,019,032
2,185,000		M & T Trust Co., Sub. Note, 5.629%, 12/1/2021	2,112,987
Annual Shareholder Report

Principal Amount or Shares			Value
$80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,484
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,007,958
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	688,949
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,046,342
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	268,931
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,929,664
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,236,353
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,112,335
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,073,402
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,285,782
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,303,648
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,018,683
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,036,914
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	784,522
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,218,783
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,281,046
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,149,616
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,095,722
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,235,718
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,004,665
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,568,291
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,244,103
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,353,301
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,434,994
1,221,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	782,156
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,866,497
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,484
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	831,975
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,629,872
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,414,522
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,048,523
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,473,821
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	14,172,098
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,375,068
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,545,218
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,077,163
Annual Shareholder Report

Principal Amount or Shares			Value
$3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,204,351
		TOTAL	504,775,339
		Financial Institution — Brokerage – 1.1%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,024,951
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,442,353
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,257,709
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,112,920
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,452,688
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,002,639
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,741,901
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,067,599
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	783,610
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,965,574
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,256,314
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,556,991
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	531,221
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	387,188
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	1,015,741
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,918,763
440,000		Nuveen Investments, 5.50%, 9/15/2015	370,150
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,012,451
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,624,123
		TOTAL	84,524,886
		Financial Institution — Finance Noncaptive – 1.7%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	127,417
1,580,000		American Express Co., Note, 2.75%, 9/15/2015	1,570,201
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,081,031
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,092,362
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,666,686
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,160,255
500,000		American General Finance Corp., 4.00%, 3/15/2011	497,500
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,600,000
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,731,423
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,264,967
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,228,357
Annual Shareholder Report

Principal Amount or Shares			Value
$15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	16,100,202
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,639,097
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,936,761
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,012,849
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,114,165
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,211,300
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,366,180
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,931,341
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,582,870
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series Z, 5.00%, 6/15/2016	215,120
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTN, 5.25%, 4/15/2013	1,002,201
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,420,600
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,086,685
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	51,252
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	741,250
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,052,500
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,885,712
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,857,756
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	841,148
		TOTAL	126,069,188
		Financial Institution — Insurance — Health – 0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	4,078,046
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,749,605
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,844,869
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,540,526
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,980,025
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,176,054
		TOTAL	22,369,125
		Financial Institution — Insurance — Life – 1.5%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	829,879
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,117,561
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,265,662
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,548,131
Annual Shareholder Report

Principal Amount or Shares			Value
$2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,208,844
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	22,168,027
9,850,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,210,674
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,742,186
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,970,000
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,574,032
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,996,472
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	12,866,870
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,376,928
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,009,962
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,107,366
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,756,624
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,147,914
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	516,189
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,599,744
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,222,864
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	2,095,849
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,141,064
		TOTAL	111,472,842
		Financial Institution — Insurance — P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,387,202
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,863,287
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,904,255
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	997,792
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,123,943
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,471,465
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,726,230
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,223,320
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	4,097,409
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,046,993
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	882,869
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,835,549
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	2,045,021
Annual Shareholder Report

Principal Amount or Shares			Value
$1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,441,498
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,754,075
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,350,419
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	7,623,900
		TOTAL	63,775,227
		Financial Institution — REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,167,984
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,299,910
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,558,542
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,883,604
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	888,755
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,254,252
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,785,538
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,170,107
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,270,071
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,093,093
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	7,003,424
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,653,120
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,086,910
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	16,201,301
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,925,249
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,393,446
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,567,330
		TOTAL	82,202,636
		Foreign — Local — Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	967,496
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	698,873
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,424,608
		TOTAL	2,123,481
		Sovereign – 0.5%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,425,260
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,827,209
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,174,254
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	27,988,401
Annual Shareholder Report

Principal Amount or Shares			Value
$3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	4,298,750
		TOTAL	40,713,874
		Technology – 1.5%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,874,224
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,322,970
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,499,837
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,598,441
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,356,228
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,043,004
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,237,832
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,758,446
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,961,006
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,304,088
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,723,812
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,323,686
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,560,260
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	585,444
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	156,415
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,343,874
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,864,668
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,312,723
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,893,963
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,587,532
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,149,120
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	581,800
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,691,622
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,088,310
		TOTAL	109,819,305
		Transportation — Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,387,274
		Transportation — Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,116,481
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,284,550
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,471,332
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,125,277
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	298,838
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,505,686
Annual Shareholder Report

Principal Amount or Shares			Value
$1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,722,284
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,577,605
		TOTAL	29,102,053
		Transportation — Services – 0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,346,631
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	256,119
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,843,932
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,465,449
		TOTAL	8,912,131
		Utility — Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,667,831
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,397,790
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	833,557
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,466,582
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,529,270
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	798,402
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,585,480
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,949,650
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,243,721
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,412,506
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,352,117
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,072,319
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,936,343
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	290,119
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,713,542
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,687,955
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,281,683
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,608,798
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,923,066
1,830,561	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,080,077
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	6,378,138
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,938,631
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,112,241
Annual Shareholder Report

Principal Amount or Shares			Value
$1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,438,817
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,202,008
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,988,014
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,939,107
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	983,017
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,021,975
3,450,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,550,196
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,072,898
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	508,017
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	786,873
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,111,083
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,453,047
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	513,961
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,537,354
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,312,164
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,211,771
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,192,408
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,437,149
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,955,263
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,891,579
		TOTAL	150,366,519
		Utility — Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,236,936
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,141,979
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,671,183
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,842,173
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,259,183
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,162,752
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,159,079
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,367,821
		TOTAL	33,841,106
		Utility — Natural Gas Pipelines – 0.9%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	727,903
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,317,425
Annual Shareholder Report

Principal Amount or Shares		Value
$2,280,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,209,342
3,750,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,274,328
2,985,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,139,274
5,820,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	7,094,743
11,880,000	Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,962,814
7,210,000	Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,613,245
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,591,106
3,340,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,927,030
12,470,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,346,246
5,760,000	Williams Partners LP, 5.25%, 3/15/2020	6,172,548
3,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,281,835
	TOTAL	67,657,839
	TOTAL CORPORATE BONDS (IDENTIFIED COST $2,373,262,541)	2,575,184,207
	Adjustable Rate Mortgages – 0.0%
	Federal National Mortgage Association – 0.0%
19,300	FNMA ARM 681769, 2.329%, 1/01/2033	20,051
	Government National Mortgage Association – 0.0%
1,453	GNMA2 ARM 8717, 3.125%, 10/20/2025	1,493
2,818	GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,954
	TOTAL	4,447
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,319)	24,498
	Asset-Backed Securities – 0.6%
	Commercial Mortgage – 0.6%
12,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	11,121,511
33,680,000	Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	35,670,182
	TOTAL	46,791,693
	Financial Institution — Finance Noncaptive – 0.0%
320,248	Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	220,851
Annual Shareholder Report

Principal Amount or Shares			Value
		Home Equity Loan – 0.0%
$4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,644,282)	47,016,297
		Certificate of Deposit – 0.0%
		Financial Institution — Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $86,642)	90,685
		GOVERNMENT AGENCIES – 4.9%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	701,596
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,038,908
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,110,717
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,051,182
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,506,877
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	48,586,761
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,355,120
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,041,220
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,175,876
2,000,000	[6]	Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,150,268
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,331,893
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,067,940
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	484,244
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,042,854
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	46,157,200
200,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	200,917,580
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,139,747
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,894
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	43,218,604
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,612,701
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,111,764
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,114,175
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $354,080,559)	372,354,121
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,704,375
Annual Shareholder Report

Principal Amount or Shares			Value
$3,500,000		United Mexican States, 6.625%, 3/3/2015	4,121,250
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,753,862)	23,825,625
		U.S. Treasury – 19.8%
		U.S. Treasury Bonds – 0.6%
28,000,000		United States Treasury Bond, 3.875%, 8/15/2040	26,801,250
20,000,000		United States Treasury Bond, 4.25%, 11/15/2040	20,450,000
		TOTAL	47,251,250
		U.S. Treasury Notes – 19.2%
100,000,000		United States Treasury Note, 1.00%, 4/30/2012	100,902,340
175,000,000		United States Treasury Note, 1.00%, 9/30/2011	176,039,063
250,000,000		United States Treasury Note, 1.125%, 6/15/2013	253,387,675
50,000,000	[6]	United States Treasury Note, 1.875%, 10/31/2017	49,162,110
704,000,000	[6]	United States Treasury Note, 2.625%, 11/15/2020	693,228,800
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,052,109
9,000,000	[7]	United States Treasury Note, 3.125%, 5/15/2019	9,426,797
14,800,000	[6]	United States Treasury Note, 3.25%, 5/31/2016	16,060,312
54,500,000		United States Treasury Note, 3.375%, 11/15/2019	57,827,481
84,000,000		United States Treasury Note, 3.50%, 5/15/2020	89,558,440
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,066,016
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,124,453
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,123,303
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,070,567
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,030,703
200,000		United States Treasury Note, 5.00%, 8/15/2011	206,707
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,028,359
		TOTAL	1,453,295,235
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,477,962,791)	1,500,546,485
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
217,290		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	236,508
72,728		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	79,205
22,121		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	23,127
		TOTAL	338,840
		Federal National Mortgage Association – 0.0%
111,304		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	118,350
Annual Shareholder Report

Principal Amount or Shares		Value
$98,695	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	107,579
3,231	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	3,365
368,698	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	395,865
	TOTAL	625,159
	Government National Mortgage Association – 0.0%
23,164	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	26,266
1,449	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,648
4,008	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,541
1,013	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,150
2,969	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,379
332	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	379
164,934	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	186,098
5,904	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,652
6,235	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	7,034
1,075	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,217
304,955	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	323,098
72,888	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	81,764
	TOTAL	643,226
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,473,896)	1,607,225
	Collateralized Mortgage Obligations – 5.4%
	Commercial Mortgage – 5.4%
18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,115,144
14,782,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	15,372,250
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.933%, 2/10/2051	5,300,362
Annual Shareholder Report

Principal Amount or Shares			Value
$5,600,417		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	5,794,923
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,550,080
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	23,805,759
15,000,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	15,244,907
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	17,061,064
5,922,578	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	6,150,738
17,500,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	18,362,642
34,727,736	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	36,058,180
13,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.0698%, 11/15/2043	12,760,432
16,500,000		JP Morgan Chase Commercial Mortgage Securities, Class A4, 5.746%, 2/12/2049	17,422,068
29,602,000		LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	31,347,541
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	17,475,710
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,117,518
10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,962,708
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	6,215,017
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,778,693
11,475,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	12,302,369
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	31,194,270
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/11/2042	25,413,391
17,800,000		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	17,838,307
24,960,000	[1,2]	Wells Fargo Commercial Mortgage Trust, Class A2, 4.393%, 10/15/2057	25,439,871
		TOTAL	404,083,944
		Federal National Mortgage Association – 0.0%
16,011		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	18,259
7,229		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,396
		TOTAL	26,655
Annual Shareholder Report

Principal Amount or Shares			Value
		Government National Mortgage Association – 0.0%
$218,408		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	227,529
		Non-Agency Mortgage – 0.0%
7,155	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	5,766
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $381,863,252)	404,343,894
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,063,295)	10,446,439
		PREFERRED STOCKS – 0.1%
		Finance — Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	23,215
		Technology – 0.1%
4,425	[1,4]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,297,781
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,320,996
		MUTUAL FUNDS – 35.0%;8
7,781,422		Emerging Markets Fixed Income Core Fund	213,204,048
146,357,803		Federated Mortgage Core Portfolio	1,484,068,121
170,207,088	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	170,207,088
7,271,885		Federated Project and Trade Finance Core Fund	72,573,417
109,559,929		High Yield Bond Portfolio	712,139,540
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,531,571,922)	2,652,192,214
		Repurchase Agreement – 10.5%
$791,709,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915 (purchased with proceeds from securities lending collateral). (AT COST)	791,709,000
		TOTAL INVESTMENTS — 110.7% (IDENTIFIED COST $7,986,973,524)[10]	8,383,661,686
		OTHER ASSETS AND LIABILITIES - NET — (10.7)%[11]	(810,705,014)
		TOTAL NET ASSETS — 100%	$7,572,956,672

Annual Shareholder Report

At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Note 5-Year Short Futures	1,200	$143,821,876	March 2011	$(574,468)

At November 30, 2010, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Goldman Sachs & Co.	Deutsche Bank Securities, Inc.	Bank of America Securities LLC
Reference Entity	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	1.00%	1.00%	1.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 11/30/2010[12]	1.15%	1.15%	1.15%
Notional Amount	$200,000,000	$200,000,000	$200,000,000
Market Value	$(148,372)	$(148,372)	$(148,372)
Upfront Premiums Received	$1,566,696	$1,566,696	$1,615,995
Unrealized Appreciation	$1,418,324	$1,418,324	$1,467,623

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $404,316,114, which represented 5.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $386,968,836, which represented 5.1% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Affiliated company.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $7,994,984,734.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Annual Shareholder Report

12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,575,184,207	$ —	$2,575,184,207
Adjustable Rate Mortgages	—	24,498	—	24,498
Asset-Backed Securities	—	47,016,297	—	47,016,297
Certificate of Deposit	—	90,685	—	90,685
Government Agencies	—	372,354,121	—	372,354,121
Governments/Agencies	—	23,825,625	—	23,825,625
U.S. Treasury	—	1,500,546,485	—	1,500,546,485
Mortgage-Backed Securities	—	1,607,225	—	1,607,225
Collateralized Mortgage Obligations	—	404,343,894	—	404,343,894
Municipal	—	10,446,439	—	10,446,439
Equity Securities:
Preferred Stocks
Domestic	—	4,320,996	—	4,320,996
Mutual Funds	2,652,192,214	—	—	2,652,192,214
Repurchase Agreement	—	791,709,000	—	791,709,000
TOTAL SECURITIES	$2,652,192,214	$5,731,469,472	$ —	$8,383,661,686
OTHER FINANCIAL INSTRUMENTS**	$(574,468)	$(445,116)	$ —	$(1,019,584)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2010

Assets:
Investments in securities	$7,591,952,686
Investments in repurchase agreements	791,709,000
Total investments in securities, at value including $774,746,677 of securities loaned and $2,652,192,214 of investments in affiliated issuers (Note 5) (identified cost $7,986,973,524)		$8,383,661,686
Cash		205,897
Income receivable		41,001,709
Income receivable from affiliated issuers		11,313,987
Receivable for investments sold		194,478
Receivable for shares sold		15,501,483
TOTAL ASSETS		8,451,879,240
Liabilities:
Payable for investments purchased	63,891,285
Payable for shares redeemed	10,331,158
Payable for daily variation margin	215,626
Payable for collateral due to broker for securities lending	791,709,000
Income distribution payable	7,320,231
Swaps, at value (net premium received $4,749,387)	445,116
Payable for periodic payments to swap contracts	1,200,000
Payable for distribution services fee (Note 5)	675,270
Payable for shareholder services fee (Note 5)	1,779,680
Accrued expenses	1,355,202
TOTAL LIABILITIES		878,922,568
Net assets for 670,054,291 shares outstanding		$7,572,956,672
Net Assets Consist of:
Paid-in capital		$7,175,595,042
Net unrealized appreciation of investments, futures contracts and swap contracts		400,417,965
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(3,497,520)
Undistributed net investment income		441,185
TOTAL NET ASSETS		$7,572,956,672
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,057,603,092 ÷ 270,537,371 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Institutional Service Shares:
Net asset value per share ($2,177,900,950 ÷ 192,700,953 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Class A Shares:
Net asset value per share ($1,939,565,789 ÷ 171,610,923 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share (100/95.50 of $11.30)	$11.83
Redemption proceeds per share	$11.30
Class B Shares:
Net asset value per share ($44,733,517 ÷ 3,958,063 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (94.50/100 of $11.30)	$10.68
Class C Shares:
Net asset value per share ($183,391,123 ÷ 16,226,419 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (99.00/100 of $11.30)	$11.19
Class K Shares:
Net asset value per share ($169,762,201 ÷ 15,020,562 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Interest (including income on securities loaned of $386,556)		$170,482,090
Dividends (including $121,669,181 received from affiliated issuers (Note 5))		121,953,320
Investment income allocated from affiliated partnership (Note 5)		13,638,565
TOTAL INCOME		306,073,975
Expenses:
Investment adviser fee (Note 5)	$19,259,235
Administrative personnel and services fee (Note 5)	5,013,977
Custodian fees	214,254
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	1,098,551
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	1,109,908
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,496,764
Transfer and dividend disbursing agent fees and expenses — Class B Shares	48,021
Transfer and dividend disbursing agent fees and expenses — Class C Shares	132,006
Transfer and dividend disbursing agent fees and expenses — Class K Shares	430,013
Directors'/Trustees' fees	40,788
Auditing fees	25,430
Legal fees	10,487
Portfolio accounting fees	298,896
Distribution services fee — Institutional Service Shares (Note 5)	4,731,283
Distribution services fee — Class A Shares (Note 5)	3,543,286
Distribution services fee — Class B Shares (Note 5)	318,253
Distribution services fee — Class C Shares (Note 5)	1,203,967
Distribution services fee — Class K Shares (Note 5)	809,181
Shareholder services fee — Institutional Service Shares (Note 5)	4,408,904
Shareholder services fee — Class A Shares (Note 5)	3,514,114
Shareholder services fee — Class B Shares (Note 5)	106,084
Shareholder services fee — Class C Shares (Note 5)	384,905
Account administration fee — Institutional Service Shares	267,490
Account administration fee — Class A Shares	29,172
Account administration fee — Class C Shares	16,417
Annual Shareholder Report

Statement of Operations — continued
Share registration costs		$540,286
Printing and postage		357,763
Insurance premiums		15,170
Taxes		647,765
Miscellaneous		21,413
TOTAL EXPENSES		50,093,783
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,527,940)
Waiver of administrative personnel and services fee	(128,552)
Waiver of distribution services fee — Institutional Service Shares	(3,785,026)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(672,920)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(793,615)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(577,572)
TOTAL WAIVERS AND REIMBURSEMENTS		(10,485,625)
Net expenses			$39,608,158
Net investment income			266,465,817
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $4,178,278 on sales of investments in affiliated issuers (Note 5))			37,359,913
Net realized loss on futures contracts			(13,726,714)
Net realized loss on swap contracts			(11,889,989)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			2,258,075
Net change in unrealized appreciation of investments			161,314,081
Net change in unrealized depreciation of futures contracts			(574,468)
Net change in unrealized appreciation of swap contracts			4,304,271
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			179,045,169
Change in net assets resulting from operations			$445,510,986

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$266,465,817	$186,631,793
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	14,001,285	14,352,499
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	165,043,884	410,327,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	445,510,986	611,311,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(121,459,741)	(88,548,865)
Institutional Service Shares	(78,055,845)	(62,924,747)
Class A Shares	(54,631,427)	(25,571,393)
Class B Shares	(1,412,440)	(1,446,266)
Class C Shares	(5,378,585)	(3,499,751)
Class K Shares	(5,954,251)	(6,398,209)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(266,892,289)	(188,389,231)
Share Transactions:
Proceeds from sale of shares	3,840,671,206	2,958,244,527
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	66,544,197
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	67,356,342
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	11,733,769
Net asset value of shares issued to shareholders in payment of distributions declared	180,257,772	109,543,216
Cost of shares redeemed	(1,890,972,151)	(1,185,573,931)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,129,956,827	2,027,848,120
Change in net assets	2,308,575,524	2,450,770,551
Net Assets:
Beginning of period	5,264,381,148	2,813,610,597
End of period (including undistributed net investment income of $441,185 and $3,493,348, respectively)	$7,572,956,672	$5,264,381,148

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354

2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Annual Shareholder Report will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Annual Shareholder Report

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$774,746,677	$791,709,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,043,731
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,297,781
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	2/4/1998	$16,885	$5,766

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$574,468*
Credit contracts	Swaps, at value	$445,116
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,019,584
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(13,726,714)	$(13,726,714)
Credit contracts	$(11,889,989)	$ —	$(11,889,989)
TOTAL	$(11,889,989)	$(13,726,714)	$(25,616,703)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(574,468)	$(574,468)
Credit contracts	$4,304,271	$ —	$4,304,271
TOTAL	$4,304,271	$(574,468)	$3,729,803

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	136,124,991	$1,513,399,529	105,588,349	$1,109,088,103
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	—	6,435,609	66,544,197
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	—	6,571,350	67,356,342
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	—	1,158,319	11,733,769
Shares issued to shareholders in payment of distributions declared	4,280,461	47,822,056	2,424,985	25,559,318
Shares redeemed	(74,949,562)	(837,428,549)	(48,547,281)	(506,209,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	65,455,890	$723,793,036	73,631,331	$774,072,293
Year Ended November 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	79,645,519	$886,978,208	75,997,168	$800,270,798
Shares issued to shareholders in payment of distributions declared	6,248,181	69,772,858	4,856,073	51,061,444
Shares redeemed	(44,229,761)	(491,624,543)	(40,058,879)	(416,889,340)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	41,663,939	$465,126,523	40,794,362	$434,442,902
Annual Shareholder Report

Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	112,658,528	$1,257,828,911	79,329,094	$833,584,274
Shares issued to shareholders in payment of distributions declared	4,636,570	51,847,222	2,194,303	23,220,922
Shares redeemed	(35,802,830)	(400,418,720)	(17,564,671)	(185,053,602)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	81,492,268	$909,257,413	63,958,726	$671,751,594
Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,709,208	$19,054,146	1,539,354	$16,011,971
Shares issued to shareholders in payment of distributions declared	107,602	1,200,246	113,166	1,186,410
Shares redeemed	(1,493,122)	(16,646,845)	(995,830)	(10,389,599)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	323,688	$3,607,547	656,690	$6,808,782
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,760,716	$86,369,710	8,493,842	$88,847,920
Shares issued to shareholders in payment of distributions declared	352,458	3,936,523	218,200	2,303,152
Shares redeemed	(3,686,267)	(41,143,908)	(1,921,127)	(20,173,662)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,426,907	$49,162,325	6,790,915	$70,977,410
Year Ended November 30	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,925,769	$77,040,702	10,633,119	$110,441,461
Shares issued to shareholders in payment of distributions declared	509,579	5,678,867	590,745	6,211,970
Shares redeemed	(9,384,746)	(103,709,586)	(4,515,122)	(46,858,292)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,949,398)	$(20,990,017)	6,708,742	$69,795,139
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	191,413,294	$2,129,956,827	192,540,766	$2,027,848,120
Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for discount accretion/premium amortization on debt securities, swap contracts and allocated income from partnerships.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(137)	$(2,625,691)	$2,625,828

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$266,892,289	$188,389,231

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,463,343
Net unrealized appreciation	$388,676,952
Straddle loss deferrals	$(778,665)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2010, the cost of investments for federal tax purposes was $7,994,984,734. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts and futures contracts was $388,676,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $423,387,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,710,249.

The Fund used capital loss carryforwards of $15,009,813 to offset taxable capital gains realized during the year ended November 30, 2010.

As of November 30, 2010, for federal income tax purposes, the Fund had $778,665 in straddle loss deferrals.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $3,885,897 of its fee. In addition, for the year ended November 30, 2010, an affiliate of the adviser reimbursed $2,044,107 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $128,552 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, FSC voluntarily waived $3,785,026 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $4,953,917 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $131,482 in sales charges from the sale of Class A Shares. FSC also retained $137 of CDSC relating to redemptions of Class A Shares and $12,299 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $642,043. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Annual Shareholder Report
Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	5,388,574	2,392,848	—	7,781,422	$213,204,048	$13,638,565
Federated Mortgage Core Portfolio	158,858,737	36,851,778	49,352,712	146,357,803	$1,484,068,121	$63,236,409
Federated Prime Value Obligations Fund, Institutional Shares	1,043,410,063	2,951,760,527	3,824,963,502	170,207,088	$170,207,088	$731,568
Federated Project and Trade Finance Core Fund	—	7,271,885	—	7,271,885	$72,573,417	$2,214,616
High Yield Bond Portfolio	69,274,319	40,285,610	—	109,559,929	$712,139,540	$55,486,588
TOTAL OF AFFILIATED TRANSACTIONS	1,276,931,693	3,038,562,648	3,874,316,214	441,178,127	$2,652,192,214	$135,307,746

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$2,005,491,368
Sales	$693,660,701

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

Annual Shareholder Report

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund, Class a, Class b, Class c, and class k shares:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Class A, Class B, Class C, and Class K Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Class A, Class B, Class C, and Class K Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2011

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.48	0.55	0.57	0.56	0.53
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.31	1.17	(0.90)	0.06	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.79	1.72	(0.33)	0.62	0.68
Less Distributions:
Distributions from net investment income	(0.49)	(0.55)	(0.57)	(0.56)	(0.53)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	7.36%	17.90%	(3.26)%	6.09%	6.70%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.36%	0.36%	0.35%
Net investment income	4.41%	5.11%	5.41%	5.29%	4.92%
Expense waiver/reimbursement[2]	0.10%	0.10%	0.17%	0.20%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,057,603	$2,255,608	$1,292,720	$1,149,888	$813,367
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.00	$9.83	$10.73	$10.67	$10.52
Income From Investment Operations:
Net investment income	0.45	0.52	0.54	0.52	0.50
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.31	1.17	(0.90)	0.07	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.76	1.69	(0.36)	0.59	0.65
Less Distributions:
Distributions from net investment income	(0.46)	(0.52)	(0.54)	(0.53)	(0.50)
Net Asset Value, End of Period	$11.30	$11.00	$9.83	$10.73	$10.67
Total Return[1]	7.04%	17.55%	(3.55)%	5.79%	6.39%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.64%	0.65%
Net investment income	4.11%	4.82%	5.13%	4.99%	4.61%
Expense waiver/reimbursement[2]	0.31%	0.32%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,177,901	$1,661,129	$1,084,231	$756,089	$644,797
Portfolio turnover	63%	49%	45%	36%	56%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,045.90	$1.80
Institutional Service Shares	$1,000	$1,044.30	$3.33
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.78
Institutional Service Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
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4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2010, was 7.36% for Institutional Shares and 7.04% for Institutional Service Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index (BCAB),1 a broad-based securities market index, was 6.02% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCAB.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) the selection of individual securities within each sector.

For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.

Market Overview

Over the reporting period, economic and market conditions proved favorable for the Fund's shareholders. The U.S. economy exhibited a consistently positive growth pattern for Gross Domestic Product2 and the collection of emerging economies grew very strongly, which helped the U.S. stay out of recession. Additionally, corporate earnings grew on a year-over-year basis, resulting in the corporate bond sectors outperforming comparable maturity U.S. Treasury securities. Lastly, and very importantly, the Federal Reserve communicated its intent to maintain interest rates (“Fed Funds”) at a historically low level. As a result, Treasury market yields fell for all maturity points from 2 years to 30 years, thus creating further price appreciation for high quality bond investors.

1	The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index.
2	Gross Domestic Product: A broad gauge of the economy that measures the retail value of goods and services produced in the United States.

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5

Sector

Sector allocation was a significant positive contributor to performance relative to the BCAB. The Fund continually added to its small but growing position in high yield bonds,3 among the single best performing of all bond sectors. Additionally, the Fund maintained a lesser overweight position in the investment-grade corporate bond sector, while maintaining a year-long underweight position in U.S. mortgage securities,4 which represented among the worst of all bond sectors.

Security Selection

Overall security selection contributed to Fund performance, although individual positions both added and subtracted from performance. On the positive side, a number of the Fund's positions in commercial mortgage-backed securities significantly outperformed the market at large. On the negative side, the Fund held (as a single security) an investment-grade credit derivative position that had the effect of reducing exposure to investment-grade corporate bonds. Thus, the derivative position fell in value. The Fund also held an overweight position in the U.S. 10-year maturity Treasury position, which fell in value as interest rates rose late in the reporting period.5

3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
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6

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Institutional Shares) (the “Fund”) from November 30, 2000 to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	7.36%
5 Years	6.75%
10 Years	6.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.
Annual Shareholder Report

7

GROWTH OF A $10,000 INVESTMENT – INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Institutional Service Shares) (the “Fund”) from November 30, 2000 to November 30, 2010, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	7.04%
5 Years	6.43%
10 Years	6.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The BCAB is an index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an index or average.
Annual Shareholder Report
8

Portfolio of Investments Summary Table (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	43.9%
U.S. Treasury and Agency Securities	26.9%
Mortgage-Backed Securities[3]	18.7%
Collateralized Mortgage Obligations	7.1%
Trade Finance Agreements	0.8%
Asset-Backed Securities	0.6%
Municipal Securities	0.1%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	10.5%
Other Security Types[7]	0.1%
Cash Equivalents[8]	4.2%
Other Assets and Liabilities — Net[9]	(12.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

9

Portfolio of Investments

November 30, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 34.0%
		Basic Industry — Chemicals – 0.5%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,302,332
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,393,279
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	379,482
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,339,354
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	5,076,342
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,842,578
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,069,533
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,924,468
1,450,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,556,452
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,335,064
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,037,942
		TOTAL	40,256,826
		Basic Industry — Metals & Mining – 1.4%
650,000		Alcan, Inc., 5.00%, 6/1/2015	717,344
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,468,698
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	925,337
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,968,034
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,250,827
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,500,043
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,320,754
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,228,047
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,672,813
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,685,938
14,320,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	18,058,672
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,718,066
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,267,828
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	459,724
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,714,368
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,253,046
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,911,162
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,424,149
8,000,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,981,229
Annual Shareholder Report
10

Principal Amount or Shares			Value
$2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,879,536
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,843,337
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,284,625
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,700,973
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,271,673
		TOTAL	107,506,223
		Basic Industry — Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	604,560
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,155,046
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,041,912
304,000		Westvaco Corp., 7.65%, 3/15/2027	317,574
2,250,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,333,110
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,960,032
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,270,371
		TOTAL	32,682,605
		Capital Goods — Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	661,389
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,389,723
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,363,552
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,900,632
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,219,375
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,345,178
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,115,409
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,711,304
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,095,513
		TOTAL	24,802,075
		Capital Goods — Building Materials – 0.2%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,594,338
4,090,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	4,201,633
		TOTAL	17,795,971
		Capital Goods — Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,864,510
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	72,108
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	540,859
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,719,266
		TOTAL	9,196,743
Annual Shareholder Report
11

Principal Amount or Shares			Value
		Capital Goods — Diversified Manufacturing – 0.8%
$2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,184,119
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,069,765
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,265,596
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,692,000
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,038,331
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,369,983
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,449,509
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,194,580
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,063,595
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,833,697
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,356,684
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,953,338
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,485,575
1,710,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,895,636
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,092,124
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,191,465
		TOTAL	57,135,997
		Capital Goods — Environmental – 0.2%
6,360,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,119,781
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,425,307
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,876,035
		TOTAL	14,421,123
		Capital Goods — Packaging – 0.1%
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,481,728
		Communications — Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	209,598
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,786,511
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,567,908
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,737,092
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,992,845
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,379,295
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,201,670
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,444,079
Annual Shareholder Report
12

Principal Amount or Shares			Value
$3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,656,766
		TOTAL	41,975,764
		Communications — Media Noncable – 0.5%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,360,626
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,183,640
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	291,042
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,756,605
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	6,981,782
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	2,053,789
1,000,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	1,154,184
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,216,961
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,577,825
		TOTAL	35,576,454
		Communications — Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,434,910
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,918,606
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	11,717,486
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,371,616
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,424,943
		TOTAL	35,867,561
		Communications — Telecom Wirelines – 1.2%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	31,271,961
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,785,522
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,079,653
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	6,305,455
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,976,709
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,695,254
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,926,142
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,120,973
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,411,147
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,609,209
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,922,940
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,100,469
		TOTAL	93,205,434
Annual Shareholder Report
13

Principal Amount or Shares			Value
		Consumer Cyclical — Automotive – 1.1%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	5,014,954
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,249,804
25,920,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	29,599,206
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,237,347
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,001,064
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,485,424
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,248,114
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,960,677
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	10,000,965
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,260,413
		TOTAL	83,057,968
		Consumer Cyclical — Entertainment – 0.8%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	13,043,731
2,280,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	2,453,960
3,000,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	3,055,709
2,325,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	2,506,984
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,104,986
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,835,377
18,185,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	19,668,754
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,179,405
3,800,000		Walt Disney Co., Sr. Unsecd. Note, Series MTNC, 5.70%, 7/15/2011	3,927,850
		TOTAL	60,776,756
		Consumer Cyclical — Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,091,001
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	887,453
		TOTAL	6,978,454
		Consumer Cyclical — Retailers – 0.5%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,141,326
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,725,567
619,326	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	624,247
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	517,957
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,574,885
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,421,173
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,494,800
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,902,900
Annual Shareholder Report
14

Principal Amount or Shares			Value
$4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,882,500
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	222,111
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,299,378
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,178,968
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	11,637,329
		TOTAL	41,623,141
		Consumer Cyclical — Services – 0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,432,098
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	215,055
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,151,234
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,209,155
		TOTAL	9,007,542
		Consumer Non-Cyclical — Food/Beverage – 1.4%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,731,008
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,696,676
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,747,193
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,659,323
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,757,495
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,867,197
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,162,578
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,928,731
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,182,401
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,080,278
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,479,768
3,750,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,911,884
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	569,418
19,208,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	20,644,701
120,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	124,296
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	12,614,144
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,291,651
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,580,341
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,629,413
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	851,907
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,705,384
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	208,840
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	274,540
Annual Shareholder Report
15

Principal Amount or Shares			Value
$3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,633,682
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,188,725
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	3,102,583
		TOTAL	108,624,157
		Consumer Non-Cyclical — Health Care – 0.6%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,172,348
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,024,355
7,700,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.00%, 6/15/2011	7,870,270
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,502,837
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,248,484
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,888,713
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,203,041
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,633,058
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,633,179
8,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	10,017,017
5,380,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	5,478,998
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,851,785
		TOTAL	46,524,085
		Consumer Non-Cyclical — Pharmaceuticals – 0.5%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,608,139
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,170,834
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,410,917
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,200,329
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	483,399
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,191,051
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,353,869
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,097,107
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	795,053
		TOTAL	39,310,698
		Consumer Non-Cyclical — Products – 0.3%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,412,973
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	5,794,366
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,076,189
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,289,446
445,000		Snap-On, Inc., 6.25%, 8/15/2011	460,771
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,339,128
Annual Shareholder Report
16

Principal Amount or Shares		Value
$8,080,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	8,764,505
	TOTAL	23,137,378
	Consumer Non-Cyclical — Supermarkets – 0.2%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,697,087
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,523,092
5,060,000	Kroger Co., Note, 6.80%, 12/15/2018	6,076,438
	TOTAL	14,296,617
	Consumer Non-Cyclical — Tobacco – 0.4%
7,740,000	Altria Group, Inc., 9.25%, 8/6/2019	10,320,089
4,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	4,986,134
5,000,000	Philip Morris International, Inc., 6.875%, 3/17/2014	5,849,754
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,987,500
	TOTAL	27,143,477
	Energy — Independent – 1.1%
3,000,000	Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,923,953
3,940,000	Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,385,908
10,000,000	Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,705,487
350,000	Canadian Natural Resources Ltd., 6.70%, 7/15/2011	362,662
1,980,000	Devon Energy Corp., 6.30%, 1/15/2019	2,389,195
11,093,000	Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	11,650,551
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,689,777
7,290,000	Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	8,278,706
1,730,000	Pemex Project Funding Master, 5.75%, 12/15/2015	1,932,194
14,700,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,754,189
3,410,000	Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	3,546,019
5,965,000	Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,441,259
1,330,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,286,709
9,510,000	XTO Energy, Inc., 6.375%, 6/15/2038	11,826,964
610,000	XTO Energy, Inc., 6.75%, 8/1/2037	791,584
	TOTAL	83,965,157
	Energy — Integrated – 0.5%
3,470,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,509,542
100,000	BP PLC, Deb., 8.75%, 3/1/2032	119,750
9,000,000	Conoco, Inc., 7.25%, 10/15/2031	11,318,992
5,000,000	Hess Corp., 7.00%, 2/15/2014	5,824,832
Annual Shareholder Report
17

Principal Amount or Shares			Value
$5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,268,097
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,223,863
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,237,027
194,600	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	197,866
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	390,573
		TOTAL	36,090,542
		Energy — Oil Field Services – 0.2%
4,515,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,546,242
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,229,373
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,238,287
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,252,106
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,303,564
		TOTAL	14,569,572
		Energy — Refining – 0.3%
9,980,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	10,197,487
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,367,027
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,570,434
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	958,890
		TOTAL	21,093,838
		Financial Institution — Banking – 6.7%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,187,459
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,206,783
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,966,017
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,666,342
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,545,545
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,074,651
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,633,945
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,413,809
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,291,538
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,257,163
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,328,125
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,082,539
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,637,321
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,634,145
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,354,100
Annual Shareholder Report
18

Principal Amount or Shares			Value
$285,000		Capital One Capital V, 10.25%, 8/15/2039	303,169
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,577,125
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	9,101,926
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,753,148
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,678,482
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	22,143,909
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,241,772
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,903,884
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,597,274
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,204,522
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	62,671,583
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,338,980
2,060,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,131,386
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,110,161
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,399,437
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,075,000
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,669,028
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,627,231
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,484,352
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,637,968
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,630,173
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,086,464
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,329,638
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,724,423
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,233,370
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,061,061
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,207,611
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,319,637
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,081,856
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,879,916
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,903,343
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,853,211
2,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,018,174
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,412,670
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	4,019,032
2,185,000		M & T Trust Co., Sub. Note, 5.629%, 12/1/2021	2,112,987
Annual Shareholder Report
19

Principal Amount or Shares			Value
$80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	85,484
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,007,958
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	688,949
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	13,046,342
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	268,931
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,929,664
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,236,353
10,050,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	10,112,335
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	10,073,402
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,285,782
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,303,648
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,018,683
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,036,914
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	784,522
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,218,783
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,281,046
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,149,616
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,095,722
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,235,718
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,004,665
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,568,291
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,244,103
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,353,301
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,434,994
1,221,641	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	782,156
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,866,497
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	85,484
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	831,975
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,629,872
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,414,522
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,048,523
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,473,821
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	14,172,098
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,375,068
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,545,218
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,077,163
Annual Shareholder Report
20

Principal Amount or Shares			Value
$3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,204,351
		TOTAL	504,775,339
		Financial Institution — Brokerage – 1.1%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,024,951
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,442,353
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,257,709
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,112,920
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,452,688
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,002,639
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,741,901
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,067,599
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	783,610
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,965,574
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,256,314
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,556,991
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	531,221
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	387,188
980,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	1,015,741
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,918,763
440,000		Nuveen Investments, 5.50%, 9/15/2015	370,150
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,012,451
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,624,123
		TOTAL	84,524,886
		Financial Institution — Finance Noncaptive – 1.7%
126,000		Ally Financial, Inc., Company Guarantee, 6.00%, 4/1/2011	127,417
1,580,000		American Express Co., Note, 2.75%, 9/15/2015	1,570,201
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,081,031
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	7,092,362
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,666,686
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,160,255
500,000		American General Finance Corp., 4.00%, 3/15/2011	497,500
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,600,000
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,731,423
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,264,967
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,228,357
Annual Shareholder Report
21

Principal Amount or Shares			Value
$15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	16,100,202
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,639,097
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,936,761
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,012,849
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,114,165
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,211,300
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,366,180
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	9,931,341
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,582,870
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series Z, 5.00%, 6/15/2016	215,120
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTN, 5.25%, 4/15/2013	1,002,201
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,420,600
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,086,685
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	51,252
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	741,250
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,052,500
1,620,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,885,712
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,857,756
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	841,148
		TOTAL	126,069,188
		Financial Institution — Insurance — Health – 0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	4,078,046
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,749,605
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,844,869
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,540,526
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,980,025
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,176,054
		TOTAL	22,369,125
		Financial Institution — Insurance — Life – 1.5%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	829,879
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,117,561
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,265,662
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,548,131
Annual Shareholder Report
22

Principal Amount or Shares			Value
$2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,208,844
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	22,168,027
9,850,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	10,210,674
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,742,186
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,970,000
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,574,032
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	5,996,472
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	12,866,870
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,376,928
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,009,962
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,107,366
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,756,624
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,147,914
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	516,189
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,599,744
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,222,864
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	2,095,849
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,141,064
		TOTAL	111,472,842
		Financial Institution — Insurance — P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,387,202
3,450,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,863,287
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,904,255
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	997,792
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,123,943
2,400,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	2,471,465
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,726,230
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,223,320
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	4,097,409
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,046,993
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	882,869
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,835,549
1,760,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	2,045,021
Annual Shareholder Report
23

Principal Amount or Shares			Value
$1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,441,498
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,754,075
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,350,419
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	7,623,900
		TOTAL	63,775,227
		Financial Institution — REITs – 1.1%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,167,984
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,299,910
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,558,542
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,883,604
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	888,755
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,254,252
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,785,538
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,170,107
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,270,071
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	4,093,093
6,400,000		Prologis, Sr. Note, 6.875%, 3/15/2020	7,003,424
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	5,653,120
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,086,910
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	16,201,301
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,925,249
1,350,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,393,446
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,567,330
		TOTAL	82,202,636
		Foreign — Local — Government – 0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	967,496
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	698,873
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,424,608
		TOTAL	2,123,481
		Sovereign – 0.5%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,425,260
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,827,209
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,174,254
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	27,988,401
Annual Shareholder Report
24

Principal Amount or Shares			Value
$3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	4,298,750
		TOTAL	40,713,874
		Technology – 1.5%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,874,224
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,322,970
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,499,837
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,598,441
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,356,228
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,043,004
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,237,832
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,758,446
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,961,006
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,304,088
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,723,812
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,323,686
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,560,260
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	585,444
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	156,415
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,343,874
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,864,668
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,312,723
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,893,963
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,587,532
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,149,120
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	581,800
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,691,622
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,088,310
		TOTAL	109,819,305
		Transportation — Airlines – 0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,387,274
		Transportation — Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,116,481
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,284,550
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,471,332
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,125,277
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	298,838
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,505,686
Annual Shareholder Report
25

Principal Amount or Shares			Value
$1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,722,284
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,577,605
		TOTAL	29,102,053
		Transportation — Services – 0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,346,631
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	256,119
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,843,932
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,465,449
		TOTAL	8,912,131
		Utility — Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,667,831
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,397,790
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	833,557
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,466,582
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,529,270
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	798,402
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,585,480
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,949,650
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,243,721
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,412,506
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,352,117
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,072,319
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,936,343
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	290,119
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	8,713,542
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,687,955
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,281,683
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,608,798
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	6,923,066
1,830,561	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,080,077
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	6,378,138
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,938,631
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,112,241
Annual Shareholder Report
26

Principal Amount or Shares			Value
$1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,438,817
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,202,008
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,988,014
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,939,107
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	983,017
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,021,975
3,450,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,550,196
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,072,898
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	508,017
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	786,873
4,075,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,111,083
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,453,047
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	513,961
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,537,354
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,312,164
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,211,771
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,192,408
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,437,149
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,955,263
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,891,579
		TOTAL	150,366,519
		Utility — Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,236,936
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,141,979
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,671,183
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,842,173
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,259,183
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,162,752
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,159,079
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,367,821
		TOTAL	33,841,106
		Utility — Natural Gas Pipelines – 0.9%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	727,903
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,317,425
Annual Shareholder Report
27

Principal Amount or Shares		Value
$2,280,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,209,342
3,750,000	Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,274,328
2,985,000	Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,139,274
5,820,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	7,094,743
11,880,000	Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,962,814
7,210,000	Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,613,245
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,591,106
3,340,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,927,030
12,470,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	13,346,246
5,760,000	Williams Partners LP, 5.25%, 3/15/2020	6,172,548
3,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,281,835
	TOTAL	67,657,839
	TOTAL CORPORATE BONDS (IDENTIFIED COST $2,373,262,541)	2,575,184,207
	Adjustable Rate Mortgages – 0.0%
	Federal National Mortgage Association – 0.0%
19,300	FNMA ARM 681769, 2.329%, 1/01/2033	20,051
	Government National Mortgage Association – 0.0%
1,453	GNMA2 ARM 8717, 3.125%, 10/20/2025	1,493
2,818	GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,954
	TOTAL	4,447
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $24,319)	24,498
	Asset-Backed Securities – 0.6%
	Commercial Mortgage – 0.6%
12,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	11,121,511
33,680,000	Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	35,670,182
	TOTAL	46,791,693
	Financial Institution — Finance Noncaptive – 0.0%
320,248	Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	220,851
Annual Shareholder Report
28

Principal Amount or Shares			Value
		Home Equity Loan – 0.0%
$4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $40,644,282)	47,016,297
		Certificate of Deposit – 0.0%
		Financial Institution — Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.60%, 12/12/2012 (IDENTIFIED COST $86,642)	90,685
		GOVERNMENT AGENCIES – 4.9%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	701,596
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,038,908
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,110,717
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,051,182
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,506,877
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	48,586,761
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,355,120
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,041,220
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,175,876
2,000,000	[6]	Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,150,268
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,331,893
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,067,940
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	484,244
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,042,854
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	46,157,200
200,000,000	[6]	Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	200,917,580
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,139,747
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,894
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	43,218,604
5,780,000	[6]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,612,701
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,111,764
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,114,175
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $354,080,559)	372,354,121
		Governments/Agencies – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,704,375
Annual Shareholder Report
29

Principal Amount or Shares			Value
$3,500,000		United Mexican States, 6.625%, 3/3/2015	4,121,250
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,753,862)	23,825,625
		U.S. Treasury – 19.8%
		U.S. Treasury Bonds – 0.6%
28,000,000		United States Treasury Bond, 3.875%, 8/15/2040	26,801,250
20,000,000		United States Treasury Bond, 4.25%, 11/15/2040	20,450,000
		TOTAL	47,251,250
		U.S. Treasury Notes – 19.2%
100,000,000		United States Treasury Note, 1.00%, 4/30/2012	100,902,340
175,000,000		United States Treasury Note, 1.00%, 9/30/2011	176,039,063
250,000,000		United States Treasury Note, 1.125%, 6/15/2013	253,387,675
50,000,000	[6]	United States Treasury Note, 1.875%, 10/31/2017	49,162,110
704,000,000	[6]	United States Treasury Note, 2.625%, 11/15/2020	693,228,800
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,052,109
9,000,000	[7]	United States Treasury Note, 3.125%, 5/15/2019	9,426,797
14,800,000	[6]	United States Treasury Note, 3.25%, 5/31/2016	16,060,312
54,500,000		United States Treasury Note, 3.375%, 11/15/2019	57,827,481
84,000,000		United States Treasury Note, 3.50%, 5/15/2020	89,558,440
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,066,016
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,124,453
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,123,303
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,070,567
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,030,703
200,000		United States Treasury Note, 5.00%, 8/15/2011	206,707
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,028,359
		TOTAL	1,453,295,235
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,477,962,791)	1,500,546,485
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
217,290		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	236,508
72,728		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	79,205
22,121		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	23,127
		TOTAL	338,840
		Federal National Mortgage Association – 0.0%
111,304		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	118,350
Annual Shareholder Report
30

Principal Amount or Shares		Value
$98,695	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	107,579
3,231	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	3,365
368,698	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	395,865
	TOTAL	625,159
	Government National Mortgage Association – 0.0%
23,164	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	26,266
1,449	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,648
4,008	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,541
1,013	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,150
2,969	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,379
332	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	379
164,934	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	186,098
5,904	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,652
6,235	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	7,034
1,075	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,217
304,955	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	323,098
72,888	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	81,764
	TOTAL	643,226
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,473,896)	1,607,225
	Collateralized Mortgage Obligations – 5.4%
	Commercial Mortgage – 5.4%
18,800,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	19,115,144
14,782,000	Banc of America Commercial Mortgage, Inc. 2007-1, Class A4, 5.451%, 1/15/2049	15,372,250
5,000,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.933%, 2/10/2051	5,300,362
Annual Shareholder Report
31

Principal Amount or Shares			Value
$5,600,417		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	5,794,923
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,550,080
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	23,805,759
15,000,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	15,244,907
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	17,061,064
5,922,578	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	6,150,738
17,500,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	18,362,642
34,727,736	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	36,058,180
13,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.0698%, 11/15/2043	12,760,432
16,500,000		JP Morgan Chase Commercial Mortgage Securities, Class A4, 5.746%, 2/12/2049	17,422,068
29,602,000		LB-UBS Commercial Mortgage Trust 2007-C1, Class A4, 5.424%, 2/15/2040	31,347,541
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	17,475,710
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,117,518
10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,962,708
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.461%, 2/12/2051	6,215,017
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,778,693
11,475,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	12,302,369
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	31,194,270
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.649%, 6/11/2042	25,413,391
17,800,000		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	17,838,307
24,960,000	[1,2]	Wells Fargo Commercial Mortgage Trust, Class A2, 4.393%, 10/15/2057	25,439,871
		TOTAL	404,083,944
		Federal National Mortgage Association – 0.0%
16,011		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	18,259
7,229		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	8,396
		TOTAL	26,655
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Principal Amount or Shares			Value
		Government National Mortgage Association – 0.0%
$218,408		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	227,529
		Non-Agency Mortgage – 0.0%
7,155	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	5,766
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $381,863,252)	404,343,894
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,063,295)	10,446,439
		PREFERRED STOCKS – 0.1%
		Finance — Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	23,215
		Technology – 0.1%
4,425	[1,4]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,297,781
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,320,996
		MUTUAL FUNDS – 35.0%;8
7,781,422		Emerging Markets Fixed Income Core Fund	213,204,048
146,357,803		Federated Mortgage Core Portfolio	1,484,068,121
170,207,088	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	170,207,088
7,271,885		Federated Project and Trade Finance Core Fund	72,573,417
109,559,929		High Yield Bond Portfolio	712,139,540
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,531,571,922)	2,652,192,214
		Repurchase Agreement – 10.5%
$791,709,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915 (purchased with proceeds from securities lending collateral). (AT COST)	791,709,000
		TOTAL INVESTMENTS — 110.7% (IDENTIFIED COST $7,986,973,524)[10]	8,383,661,686
		OTHER ASSETS AND LIABILITIES - NET — (10.7)%[11]	(810,705,014)
		TOTAL NET ASSETS — 100%	$7,572,956,672

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At November 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States Treasury Note 5-Year Short Futures	1,200	$143,821,876	March 2011	$(574,468)

At November 30, 2010, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Goldman Sachs & Co.	Deutsche Bank Securities, Inc.	Bank of America Securities LLC
Reference Entity	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index	Series 15 Investment-Grade Index
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	1.00%	1.00%	1.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 11/30/2010[12]	1.15%	1.15%	1.15%
Notional Amount	$200,000,000	$200,000,000	$200,000,000
Market Value	$(148,372)	$(148,372)	$(148,372)
Upfront Premiums Received	$1,566,696	$1,566,696	$1,615,995
Unrealized Appreciation	$1,418,324	$1,418,324	$1,467,623

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $404,316,114, which represented 5.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $386,968,836, which represented 5.1% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Affiliated company.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $7,994,984,734.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
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12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,575,184,207	$ —	$2,575,184,207
Adjustable Rate Mortgages	—	24,498	—	24,498
Asset-Backed Securities	—	47,016,297	—	47,016,297
Certificate of Deposit	—	90,685	—	90,685
Government Agencies	—	372,354,121	—	372,354,121
Governments/Agencies	—	23,825,625	—	23,825,625
U.S. Treasury	—	1,500,546,485	—	1,500,546,485
Mortgage-Backed Securities	—	1,607,225	—	1,607,225
Collateralized Mortgage Obligations	—	404,343,894	—	404,343,894
Municipal	—	10,446,439	—	10,446,439
Equity Securities:
Preferred Stocks
Domestic	—	4,320,996	—	4,320,996
Mutual Funds	2,652,192,214	—	—	2,652,192,214
Repurchase Agreement	—	791,709,000	—	791,709,000
TOTAL SECURITIES	$2,652,192,214	$5,731,469,472	$ —	$8,383,661,686
OTHER FINANCIAL INSTRUMENTS**	$(574,468)	$(445,116)	$ —	$(1,019,584)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2010

Assets:
Investments in securities	$7,591,952,686
Investments in repurchase agreements	791,709,000
Total investments in securities, at value including $774,746,677 of securities loaned and $2,652,192,214 of investments in affiliated issuers (Note 5) (identified cost $7,986,973,524)		$8,383,661,686
Cash		205,897
Income receivable		41,001,709
Income receivable from affiliated issuers		11,313,987
Receivable for investments sold		194,478
Receivable for shares sold		15,501,483
TOTAL ASSETS		8,451,879,240
Liabilities:
Payable for investments purchased	63,891,285
Payable for shares redeemed	10,331,158
Payable for daily variation margin	215,626
Payable for collateral due to broker for securities lending	791,709,000
Income distribution payable	7,320,231
Swaps, at value (net premium received $4,749,387)	445,116
Payable for periodic payments to swap contracts	1,200,000
Payable for distribution services fee (Note 5)	675,270
Payable for shareholder services fee (Note 5)	1,779,680
Accrued expenses	1,355,202
TOTAL LIABILITIES		878,922,568
Net assets for 670,054,291 shares outstanding		$7,572,956,672
Net Assets Consist of:
Paid-in capital		$7,175,595,042
Net unrealized appreciation of investments, futures contracts and swap contracts		400,417,965
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(3,497,520)
Undistributed net investment income		441,185
TOTAL NET ASSETS		$7,572,956,672
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,057,603,092 ÷ 270,537,371 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Institutional Service Shares:
Net asset value per share ($2,177,900,950 ÷ 192,700,953 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30
Class A Shares:
Net asset value per share ($1,939,565,789 ÷ 171,610,923 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share (100/95.50 of $11.30)	$11.83
Redemption proceeds per share	$11.30
Class B Shares:
Net asset value per share ($44,733,517 ÷ 3,958,063 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (94.50/100 of $11.30)	$10.68
Class C Shares:
Net asset value per share ($183,391,123 ÷ 16,226,419 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share (99.00/100 of $11.30)	$11.19
Class K Shares:
Net asset value per share ($169,762,201 ÷ 15,020,562 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.30
Offering price per share	$11.30
Redemption proceeds per share	$11.30

See Notes which are an integral part of the Financial Statements

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38

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Interest (including income on securities loaned of $386,556)		$170,482,090
Dividends (including $121,669,181 received from affiliated issuers (Note 5))		121,953,320
Investment income allocated from affiliated partnership (Note 5)		13,638,565
TOTAL INCOME		306,073,975
Expenses:
Investment adviser fee (Note 5)	$19,259,235
Administrative personnel and services fee (Note 5)	5,013,977
Custodian fees	214,254
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	1,098,551
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	1,109,908
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,496,764
Transfer and dividend disbursing agent fees and expenses — Class B Shares	48,021
Transfer and dividend disbursing agent fees and expenses — Class C Shares	132,006
Transfer and dividend disbursing agent fees and expenses — Class K Shares	430,013
Directors'/Trustees' fees	40,788
Auditing fees	25,430
Legal fees	10,487
Portfolio accounting fees	298,896
Distribution services fee — Institutional Service Shares (Note 5)	4,731,283
Distribution services fee — Class A Shares (Note 5)	3,543,286
Distribution services fee — Class B Shares (Note 5)	318,253
Distribution services fee — Class C Shares (Note 5)	1,203,967
Distribution services fee — Class K Shares (Note 5)	809,181
Shareholder services fee — Institutional Service Shares (Note 5)	4,408,904
Shareholder services fee — Class A Shares (Note 5)	3,514,114
Shareholder services fee — Class B Shares (Note 5)	106,084
Shareholder services fee — Class C Shares (Note 5)	384,905
Account administration fee — Institutional Service Shares	267,490
Account administration fee — Class A Shares	29,172
Account administration fee — Class C Shares	16,417
Annual Shareholder Report
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Statement of Operations — continued
Share registration costs		$540,286
Printing and postage		357,763
Insurance premiums		15,170
Taxes		647,765
Miscellaneous		21,413
TOTAL EXPENSES		50,093,783
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,527,940)
Waiver of administrative personnel and services fee	(128,552)
Waiver of distribution services fee — Institutional Service Shares	(3,785,026)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(672,920)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(793,615)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(577,572)
TOTAL WAIVERS AND REIMBURSEMENTS		(10,485,625)
Net expenses			$39,608,158
Net investment income			266,465,817
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $4,178,278 on sales of investments in affiliated issuers (Note 5))			37,359,913
Net realized loss on futures contracts			(13,726,714)
Net realized loss on swap contracts			(11,889,989)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			2,258,075
Net change in unrealized appreciation of investments			161,314,081
Net change in unrealized depreciation of futures contracts			(574,468)
Net change in unrealized appreciation of swap contracts			4,304,271
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			179,045,169
Change in net assets resulting from operations			$445,510,986

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$266,465,817	$186,631,793
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	14,001,285	14,352,499
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	165,043,884	410,327,370
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	445,510,986	611,311,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(121,459,741)	(88,548,865)
Institutional Service Shares	(78,055,845)	(62,924,747)
Class A Shares	(54,631,427)	(25,571,393)
Class B Shares	(1,412,440)	(1,446,266)
Class C Shares	(5,378,585)	(3,499,751)
Class K Shares	(5,954,251)	(6,398,209)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(266,892,289)	(188,389,231)
Share Transactions:
Proceeds from sale of shares	3,840,671,206	2,958,244,527
Proceeds from shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	66,544,197
Proceeds from shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	67,356,342
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	11,733,769
Net asset value of shares issued to shareholders in payment of distributions declared	180,257,772	109,543,216
Cost of shares redeemed	(1,890,972,151)	(1,185,573,931)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,129,956,827	2,027,848,120
Change in net assets	2,308,575,524	2,450,770,551
Net Assets:
Beginning of period	5,264,381,148	2,813,610,597
End of period (including undistributed net investment income of $441,185 and $3,493,348, respectively)	$7,572,956,672	$5,264,381,148

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 12, 2009, the Fund received assets from Fulton ERISA Collective Fund as the result of a reorganization, as follows:

Shares of the Fund Issued	Fulton ERISA Collective Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,435,609	$66,544,197	$3,739,032,071	$3,805,576,268

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254
1	Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,158,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354

2	Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.
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2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value Annual Shareholder Report

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will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

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Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

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Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$774,746,677	$791,709,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Annual Shareholder Report

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under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,043,731
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,297,781
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.044%, 1/28/2027	2/4/1998	$16,885	$5,766

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$574,468*
Credit contracts	Swaps, at value	$445,116
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,019,584
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(13,726,714)	$(13,726,714)
Credit contracts	$(11,889,989)	$ —	$(11,889,989)
TOTAL	$(11,889,989)	$(13,726,714)	$(25,616,703)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(574,468)	$(574,468)
Credit contracts	$4,304,271	$ —	$4,304,271
TOTAL	$4,304,271	$(574,468)	$3,729,803

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	136,124,991	$1,513,399,529	105,588,349	$1,109,088,103
Shares issued in connection with the transfer of assets from Fulton ERISA Collective Fund	—	—	6,435,609	66,544,197
Shares issued in connection with the tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	—	—	6,571,350	67,356,342
Shares issued in connection with the tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	—	—	1,158,319	11,733,769
Shares issued to shareholders in payment of distributions declared	4,280,461	47,822,056	2,424,985	25,559,318
Shares redeemed	(74,949,562)	(837,428,549)	(48,547,281)	(506,209,436)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	65,455,890	$723,793,036	73,631,331	$774,072,293
Year Ended November 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	79,645,519	$886,978,208	75,997,168	$800,270,798
Shares issued to shareholders in payment of distributions declared	6,248,181	69,772,858	4,856,073	51,061,444
Shares redeemed	(44,229,761)	(491,624,543)	(40,058,879)	(416,889,340)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	41,663,939	$465,126,523	40,794,362	$434,442,902
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Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	112,658,528	$1,257,828,911	79,329,094	$833,584,274
Shares issued to shareholders in payment of distributions declared	4,636,570	51,847,222	2,194,303	23,220,922
Shares redeemed	(35,802,830)	(400,418,720)	(17,564,671)	(185,053,602)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	81,492,268	$909,257,413	63,958,726	$671,751,594
Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,709,208	$19,054,146	1,539,354	$16,011,971
Shares issued to shareholders in payment of distributions declared	107,602	1,200,246	113,166	1,186,410
Shares redeemed	(1,493,122)	(16,646,845)	(995,830)	(10,389,599)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	323,688	$3,607,547	656,690	$6,808,782
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,760,716	$86,369,710	8,493,842	$88,847,920
Shares issued to shareholders in payment of distributions declared	352,458	3,936,523	218,200	2,303,152
Shares redeemed	(3,686,267)	(41,143,908)	(1,921,127)	(20,173,662)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,426,907	$49,162,325	6,790,915	$70,977,410
Year Ended November 30	2010		2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,925,769	$77,040,702	10,633,119	$110,441,461
Shares issued to shareholders in payment of distributions declared	509,579	5,678,867	590,745	6,211,970
Shares redeemed	(9,384,746)	(103,709,586)	(4,515,122)	(46,858,292)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,949,398)	$(20,990,017)	6,708,742	$69,795,139
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	191,413,294	$2,129,956,827	192,540,766	$2,027,848,120
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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for discount accretion/premium amortization on debt securities, swap contracts and allocated income from partnerships.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(137)	$(2,625,691)	$2,625,828

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$266,892,289	$188,389,231

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,463,343
Net unrealized appreciation	$388,676,952
Straddle loss deferrals	$(778,665)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2010, the cost of investments for federal tax purposes was $7,994,984,734. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts and futures contracts was $388,676,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $423,387,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,710,249.

The Fund used capital loss carryforwards of $15,009,813 to offset taxable capital gains realized during the year ended November 30, 2010.

As of November 30, 2010, for federal income tax purposes, the Fund had $778,665 in straddle loss deferrals.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $3,885,897 of its fee. In addition, for the year ended November 30, 2010, an affiliate of the adviser reimbursed $2,044,107 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $128,552 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Services Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, FSC voluntarily waived $3,785,026 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $4,953,917 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $131,482 in sales charges from the sale of Class A Shares. FSC also retained $137 of CDSC relating to redemptions of Class A Shares and $12,299 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $642,043. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Annual Shareholder Report
Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	5,388,574	2,392,848	—	7,781,422	$213,204,048	$13,638,565
Federated Mortgage Core Portfolio	158,858,737	36,851,778	49,352,712	146,357,803	$1,484,068,121	$63,236,409
Federated Prime Value Obligations Fund, Institutional Shares	1,043,410,063	2,951,760,527	3,824,963,502	170,207,088	$170,207,088	$731,568
Federated Project and Trade Finance Core Fund	—	7,271,885	—	7,271,885	$72,573,417	$2,214,616
High Yield Bond Portfolio	69,274,319	40,285,610	—	109,559,929	$712,139,540	$55,486,588
TOTAL OF AFFILIATED TRANSACTIONS	1,276,931,693	3,038,562,648	3,874,316,214	441,178,127	$2,652,192,214	$135,307,746
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$2,005,491,368
Sales	$693,660,701

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Effective December 31, 2010, Class K Shares will be redesignated as Class R Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund, institutional shares and institutional service shares:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares and Institutional Service Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares and Institutional Service Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2011

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: April 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report
59

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Total Return Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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62

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

63

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

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64

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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67

Notes

68

Notes

69

Notes

70

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28123 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $71,400

Fiscal year ended 2009 - $72,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $121

Fiscal year ended 2009 - $93

Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,
Fiscal year ended 2010 - $352,183

Fiscal year ended 2009 - $212,797

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      ___January 25, 2011____

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____